Victory Variable Insurance Funds II
Victory Pioneer Strategic Income

VCT Portfolio
(formerly, Pioneer Strategic Income VCT Portfolio)
Schedule of Investments | March 31, 2025

Victory Pioneer Strategic Income VCT Portfolio	Victory Variable Insurance Funds II

Schedule of Investments 3/31/25 (unaudited)
Principal Amount USD ($)		Value
	UNAFFILIATED ISSUERS — 102.3%
	Senior Secured Floating Rate Loan Interests — 1.1% of Net Assets*(a)
	Building & Construction Products — 0.0%†
9,925	MI Windows and Doors LLC, Term B-2 Loan, 7.325% (Term SOFR + 300 bps), 3/28/31	$ 9,778
	Total Building & Construction Products	$9,778
	Cruise Lines — 0.1%
19,900	LC Ahab US Bidco LLC, Initial Term Loan, 7.325% (Term SOFR + 300 bps), 5/1/31	$ 20,049
	Total Cruise Lines	$20,049
	Electric-Generation — 0.1%
29,850	Alpha Generation LLC, Initial Term B Loan, 7.075% (Term SOFR + 275 bps), 9/30/31	$ 29,906
	Total Electric-Generation	$29,906
	Medical-Drugs — 0.2%
40,000(b)	Bausch Health Cos, Inc., Term Loan B, 9/25/30	$ 38,700
9,950	Endo Finance Holdings, Inc., 2024 Refinancing Term Loan, 8.325% (Term SOFR + 400 bps), 4/23/31	9,863
	Total Medical-Drugs	$48,563
	Medical-Wholesale Drug Distribution — 0.1%
29,808	Owens & Minor, Inc., Term B-1 Loan, 8.175% (Term SOFR + 375 bps), 3/29/29	$ 29,361
	Total Medical-Wholesale Drug Distribution	$29,361
	Recreational Centers — 0.0%†
15,405	Fitness International LLC, Term B Loan, 9.575% (Term SOFR + 525 bps), 2/12/29	$ 15,607
	Total Recreational Centers	$15,607
	Rental Auto & Equipment — 0.6%
203,729	Hertz Corp., Initial Term B Loan, 7.939% (Term SOFR + 350 bps), 6/30/28	$ 159,291
39,531	Hertz Corp., Initial Term C Loan, 7.939% (Term SOFR + 350 bps), 6/30/28	30,908
	Total Rental Auto & Equipment	$190,199
	Total Senior Secured Floating Rate Loan Interests (Cost $375,834)	$343,463

Shares
	Common Stocks — 0.1% of Net Assets
	Household Durables — 0.0%†
15,463(c)	Desarrolladora Homex SAB de CV	$ 1
	Total Household Durables	$1
	Paper & Forest Products — 0.0%
1,032(c)+	Emerald Plantation Holdings, Ltd.	$ —
	Total Paper & Forest Products	$—
	Passenger Airlines — 0.1%
1,529(c)	Grupo Aeromexico SAB de CV	$ 30,508
	Total Passenger Airlines	$30,508
	Total Common Stocks (Cost $19,081)	$30,509

Victory Pioneer Strategic Income VCT Portfolio	Victory Variable Insurance Funds II

Principal Amount USD ($)		Value
	Asset Backed Securities — 3.6% of Net Assets
23,212	Affirm Asset Securitization Trust, Series 2024-X1, Class A, 6.27%, 5/15/29 (144A)	$ 23,247
100,000	Amur Equipment Finance Receivables XII LLC, Series 2023-1A, Class D, 7.48%, 7/22/30 (144A)	104,683
100,000	Cascade MH Asset Trust, Series 2021-MH1, Class B1, 4.573%, 2/25/46 (144A)	81,253
100,000	Cologix Canadian Issuer LP, Series 2022-1CAN, Class A2, 4.94%, 1/25/52 (144A)	68,082
100,000	Continental Finance Credit Card ABS Master Trust, Series 2022-A, Class C, 9.33%, 10/15/30 (144A)	103,662
87,879	Crockett Partners Equipment Co. IIA LLC, Series 2024-1C, Class A, 6.05%, 1/20/31 (144A)	89,061
60,000	DataBank Issuer, Series 2024-1A, Class A2, 5.30%, 1/26/54 (144A)	59,504
13,295(d)	Equifirst Mortgage Loan Trust, Series 2003-1, Class IF1, 4.01%, 12/25/32	12,583
50,000	Exeter Automobile Receivables Trust, Series 2024-3A, Class D, 5.98%, 9/16/30	50,969
143,189(e)	FIGRE Trust, Series 2024-HE6, Class A, 5.724%, 12/25/54 (144A)	143,217
100,000	NMEF Funding LLC, Series 2022-B, Class C, 8.54%, 6/15/29 (144A)	102,340
100,000	PEAR LLC, Series 2021-1, Class B, 0.000%, 1/15/34 (144A)	86,186
77,309(d)	Vista Point Securitization Trust, Series 2024-CES1, Class A1, 6.676%, 5/25/54 (144A)	78,164
57,892	Westgate Resorts LLC, Series 2022-1A, Class D, 3.838%, 8/20/36 (144A)	56,903
	Total Asset Backed Securities (Cost $1,075,709)	$1,059,854

	Collateralized Mortgage Obligations—8.6% of Net Assets
100,000(e)	Bayview MSR Opportunity Master Fund Trust, Series 2021-2, Class A8, 2.50%, 6/25/51 (144A)	$ 68,256
100,000(e)	BINOM Securitization Trust, Series 2022-RPL1, Class M3, 3.00%, 2/25/61 (144A)	73,202
91,076(e)	Citigroup Mortgage Loan Trust, Series 2021-INV2, Class B1W, 2.985%, 5/25/51 (144A)	76,038
20,000(a)	Connecticut Avenue Securities Trust, Series 2020-SBT1, Class 1M2, 8.104% (SOFR30A + 376 bps), 2/25/40 (144A)	20,891
50,000(a)	Connecticut Avenue Securities Trust, Series 2020-SBT1, Class 2M2, 8.104% (SOFR30A + 376 bps), 2/25/40 (144A)	52,065
170,000(a)	Connecticut Avenue Securities Trust, Series 2022-R02, Class 2B1, 8.84% (SOFR30A + 450 bps), 1/25/42 (144A)	177,636
50,000(a)	Connecticut Avenue Securities Trust, Series 2024-R03, Class 2M2, 6.286% (SOFR30A + 195 bps), 3/25/44 (144A)	50,090
150,000(a)	Eagle Re, Ltd., Series 2023-1, Class M1B, 8.29% (SOFR30A + 395 bps), 9/26/33 (144A)	154,326
64,826(a)(f)	Federal Home Loan Mortgage Corp. REMICs, Series 4087, Class SB, 1.567% (SOFR30A + 592 bps), 7/15/42	7,579
37,415(a)(f)	Federal Home Loan Mortgage Corp. REMICs, Series 4091, Class SH, 2.087% (SOFR30A + 644 bps), 8/15/42	5,337
35,637(f)	Federal Home Loan Mortgage Corp. REMICs, Series 4999, Class QI, 4.00%, 5/25/50	7,144
46,192(f)	Federal Home Loan Mortgage Corp. REMICs, Series 5067, Class GI, 4.00%, 12/25/50	9,635
50,000(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2020-DNA6, Class B2, 9.99% (SOFR30A + 565 bps), 12/25/50 (144A)	56,876
30,000(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2020-HQA3, Class B2, 14.454% (SOFR30A + 1,011 bps), 7/25/50 (144A)	39,844
80,000(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2020-HQA5, Class B2, 11.74% (SOFR30A + 740 bps), 11/25/50 (144A)	96,371
45,000(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2021-HQA4, Class B1, 8.09% (SOFR30A + 375 bps), 12/25/41 (144A)	46,170
55,000(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2022-DNA2, Class B1, 9.09% (SOFR30A + 475 bps), 2/25/42 (144A)	57,441
6	Federal National Mortgage Association REMICs, Series 2009-36, Class HX, 4.50%, 6/25/29	6
15,387(a)(f)	Federal National Mortgage Association REMICs, Series 2012-14, Class SP, 2.096% (SOFR30A + 644 bps), 8/25/41	1,327
14,512(a)(f)	Federal National Mortgage Association REMICs, Series 2018-43, Class SM, 1.746% (SOFR30A + 609 bps), 6/25/48	1,773

Victory Pioneer Strategic Income VCT Portfolio	Victory Variable Insurance Funds II

Schedule of Investments 3/31/25 (unaudited) (continued)
Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
16,273(a)(f)	Federal National Mortgage Association REMICs, Series 2019-33, Class S, 1.596% (SOFR30A + 594 bps), 7/25/49	$ 1,825
14,872(a)(f)	Federal National Mortgage Association REMICs, Series 2019-41, Class PS, 1.596% (SOFR30A + 594 bps), 8/25/49	1,905
15,290(a)(f)	Federal National Mortgage Association REMICs, Series 2019-41, Class SM, 1.596% (SOFR30A + 594 bps), 8/25/49	2,070
9,313	Government National Mortgage Association, Series 2009-83, Class EB, 4.50%, 9/20/39	9,324
127,737(a)(f)	Government National Mortgage Association, Series 2019-117, Class SB, 7.644% (1 Month Term SOFR + 331 bps), 9/20/49	1,620
186,188(f)	Government National Mortgage Association, Series 2019-128, Class IB, 3.50%, 10/20/49	31,441
185,077(f)	Government National Mortgage Association, Series 2019-128, Class ID, 3.50%, 10/20/49	30,492
91,051(f)	Government National Mortgage Association, Series 2019-159, Class CI, 3.50%, 12/20/49	15,583
103,720(a)(f)	Government National Mortgage Association, Series 2020-9, Class SA, 7.574% (1 Month Term SOFR + 324 bps), 1/20/50	1,593
98,387(e)	GS Mortgage Backed Securities Trust, Series 2025-CES1, Class A1A, 5.568%, 5/25/55 (144A)	98,436
100,000(e)	GS Mortgage-Backed Securities Corp. Trust, Series 2022-PJ4, Class A33, 3.00%, 9/25/52 (144A)	72,439
89,225(e)	Hundred Acre Wood Trust, Series 2021-INV1, Class B2, 3.232%, 7/25/51 (144A)	76,653
90,765(e)	JP Morgan Mortgage Trust, Series 2021-7, Class B3, 2.803%, 11/25/51 (144A)	71,593
90,462(e)	JP Morgan Mortgage Trust, Series 2021-INV1, Class B3, 2.976%, 10/25/51 (144A)	73,567
93,192(e)	JP Morgan Mortgage Trust, Series 2022-3, Class B3, 3.101%, 8/25/52 (144A)	76,018
100,000(e)	JP Morgan Mortgage Trust, Series 2022-4, Class A5, 3.00%, 10/25/52 (144A)	72,447
100,000(e)	JP Morgan Mortgage Trust, Series 2022-LTV1, Class M1, 3.514%, 7/25/52 (144A)	66,097
55,748(a)	JPMorgan Chase Bank N.A. - JPMWM, Series 2021-CL1, Class M3, 6.14% (SOFR30A + 180 bps), 3/25/51 (144A)	54,848
100,000(e)	Mello Mortgage Capital Acceptance, Series 2021-INV2, Class A5, 2.50%, 8/25/51 (144A)	67,255
89,624(e)	Rate Mortgage Trust, Series 2021-J1, Class B2, 2.703%, 7/25/51 (144A)	74,180
100,000(e)	Sequoia Mortgage Trust, Series 2022-1, Class A7, 2.50%, 2/25/52 (144A)	67,003
50,000(a)	STACR Trust, Series 2018-HRP2, Class B2, 14.954% (SOFR30A + 1,061 bps), 2/25/47 (144A)	61,750
100,000(e)	Towd Point Mortgage Trust, Series 2017-1, Class B3, 3.811%, 10/25/56 (144A)	83,529
100,000(a)	Towd Point Mortgage Trust, Series 2019-HY1, Class B2, 6.585% (1 Month Term SOFR + 226 bps), 10/25/48 (144A)	100,923
84,838(e)	Towd Point Mortgage Trust, Series 2021-R1, Class A1, 2.918%, 11/30/60 (144A)	71,525
116,849(a)	Triangle Re, Ltd., Series 2023-1, Class M1A, 7.74% (SOFR30A + 340 bps), 11/25/33 (144A)	118,502
87,805(e)	Wells Fargo Mortgage Backed Securities Trust, Series 2020-5, Class B2, 2.91%, 9/25/50 (144A)	75,351
100,000(e)	Wells Fargo Mortgage Backed Securities Trust, Series 2022-2, Class A6, 2.50%, 12/25/51 (144A)	66,661
	Total Collateralized Mortgage Obligations (Cost $2,902,621)	$2,546,637

	Commercial Mortgage-Backed Securities—6.6% of Net Assets
60,000(a)	Alen Mortgage Trust, Series 2021-ACEN, Class E, 8.434% (1 Month Term SOFR + 411 bps), 4/15/34 (144A)	$ 36,150
100,000(a)	AREIT Trust, Series 2022-CRE6, Class D, 7.197% (SOFR30A + 285 bps), 1/20/37 (144A)	99,500
100,000(e)	Benchmark Mortgage Trust, Series 2020-IG3, Class B, 3.289%, 9/15/48 (144A)	67,062
40,000(a)	BX Trust, Series 2021-ARIA, Class A, 5.333% (1 Month Term SOFR + 101 bps), 10/15/36 (144A)	39,900
35,000(a)	BX Trust, Series 2021-ARIA, Class B, 5.73% (1 Month Term SOFR + 141 bps), 10/15/36 (144A)	34,891
50,000(a)	BX Trust, Series 2021-ARIA, Class E, 6.678% (1 Month Term SOFR + 236 bps), 10/15/36 (144A)	49,625
100,000(a)	BX Trust, Series 2021-ARIA, Class G, 7.576% (1 Month Term SOFR + 326 bps), 10/15/36 (144A)	97,775
100,000(e)	CSAIL Commercial Mortgage Trust, Series 2015-C1, Class C, 3.96%, 4/15/50	90,646
25,000(e)	CSAIL Commercial Mortgage Trust, Series 2015-C4, Class D, 3.554%, 11/15/48	24,125

Victory Pioneer Strategic Income VCT Portfolio	Victory Variable Insurance Funds II

Principal Amount USD ($)		Value
	Commercial Mortgage-Backed Securities—(continued)
75,000(a)	Federal Home Loan Mortgage Corp. Multifamily Structured Credit Risk, Series 2021-MN3, Class M2, 8.34% (SOFR30A + 400 bps), 11/25/51 (144A)	$ 77,943
49,000(e)	FREMF Mortgage Trust, Series 2017-KW02, Class B, 3.758%, 12/25/26 (144A)	47,101
50,000(e)	FREMF Mortgage Trust, Series 2017-KW03, Class B, 4.075%, 7/25/27 (144A)	47,741
75,000(e)	FREMF Mortgage Trust, Series 2018-KHG1, Class B, 3.90%, 12/25/27 (144A)	70,292
25,000(e)	FREMF Mortgage Trust, Series 2018-KW07, Class B, 4.084%, 10/25/31 (144A)	22,153
38,992(e)	FREMF Mortgage Trust, Series 2019-KJ24, Class B, 7.60%, 10/25/27 (144A)	36,901
50,000(e)	FREMF Trust, Series 2018-KW04, Class B, 3.66%, 9/25/28 (144A)	45,303
100,000(a)	FS Rialto Issuer LLC, Series 2025-FL10, Class A, 5.685% (1 Month Term SOFR + 139 bps), 8/19/42 (144A)	99,656
92,363(a)	GS Mortgage Securities Corp. Trust, Series 2020-DUNE, Class E, 7.09% (1 Month Term SOFR + 276 bps), 12/15/36 (144A)	88,713
100,000(e)	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2020-LOOP, Class F, 3.861%, 12/5/38 (144A)	9,914
50,000	Key Commercial Mortgage Securities Trust, Series 2019-S2, Class A3, 3.469%, 6/15/52 (144A)	47,465
100,000	Morgan Stanley Capital I Trust, Series 2014-150E, Class AS, 4.012%, 9/9/32 (144A)	84,223
15,000	Morgan Stanley Capital I Trust, Series 2016-UBS9, Class D, 3.00%, 3/15/49 (144A)	11,920
100,000(e)	Morgan Stanley Capital I Trust, Series 2018-MP, Class A, 4.276%, 7/11/40 (144A)	92,746
86,766(a)	Multifamily Connecticut Avenue Securities Trust, Series 2019-01, Class M10, 7.704% (SOFR30A + 336 bps), 10/25/49 (144A)	88,139
40,000	Palisades Center Trust, Series 2016-PLSD, Class A, 2.713%, 4/13/33 (144A)	29,200
50,000(a)	Ready Capital Mortgage Financing LLC, Series 2021-FL7, Class D, 7.385% (1 Month Term SOFR + 306 bps), 11/25/36 (144A)	49,981
100,000(e)	Ready Capital Mortgage Trust, Series 2019-5, Class E, 5.234%, 2/25/52 (144A)	88,392
100,000	SLG Office Trust, Series 2021-OVA, Class E, 2.851%, 7/15/41 (144A)	82,679
100,000	SLG Office Trust, Series 2021-OVA, Class F, 2.851%, 7/15/41 (144A)	79,985
100,000(e)	THPT Mortgage Trust, Series 2023-THL, Class B, 7.669%, 12/10/34 (144A)	101,998
1,000,000(e)(f)	UBS Commercial Mortgage Trust, Series 2018-C9, Class XB, 0.365%, 3/15/51	10,319
99,872(e)	Velocity Commercial Capital Loan Trust, Series 2025-1, Class A, 6.03%, 2/25/55 (144A)	100,189
	Total Commercial Mortgage-Backed Securities (Cost $2,168,217)	$1,952,627

	Convertible Corporate Bonds — 0.4% of Net Assets
	Entertainment — 0.4%
122,000(g)	DraftKings Holdings, Inc., 3/15/28	$ 106,201
5,000	Live Nation Entertainment, Inc., 2.875%, 1/15/30 (144A)	5,175
	Total Entertainment	$111,376
	Total Convertible Corporate Bonds (Cost $123,820)	$111,376

	Corporate Bonds — 40.4% of Net Assets
	Aerospace & Defense — 0.9%
180,000	Boeing Co., 6.858%, 5/1/54	$ 195,515
35,000	Boeing Co., 7.008%, 5/1/64	37,926
25,000	Goat Holdco LLC, 6.75%, 2/1/32 (144A)	24,468
	Total Aerospace & Defense	$257,909
	Airlines — 0.9%
50,766(h)	ABRA Global Finance, 14.00% (8.00% PIK or 6.00% Cash), 10/22/29 (144A)	$ 48,380
11,625	American Airlines Pass-Through Trust, 3.95%, 7/11/30	10,949
31,375(a)	Gol Finance S.A., 14.824% (1 Month Term SOFR + 1,050 bps), 4/29/25 (144A)	32,316
15,503	JetBlue Pass-Through Trust, 4.00%, 11/15/32	14,526

Victory Pioneer Strategic Income VCT Portfolio	Victory Variable Insurance Funds II

Schedule of Investments 3/31/25 (unaudited) (continued)
Principal Amount USD ($)		Value
	Airlines — (continued)
40,000	Latam Airlines Group S.A., 7.875%, 4/15/30 (144A)	$ 39,655
10,000	OneSky Flight LLC, 8.875%, 12/15/29 (144A)	10,107
EUR100,000	Transportes Aereos Portugueses S.A., 5.125%, 11/15/29 (144A)	110,199
	Total Airlines	$266,132
	Auto Manufacturers — 5.1%
135,000	Ford Motor Co., 4.346%, 12/8/26	$ 132,949
40,000	Ford Motor Co., 6.10%, 8/19/32	39,220
200,000	Ford Motor Credit Co. LLC, 5.875%, 11/7/29	197,819
205,000	Ford Motor Credit Co. LLC, 6.125%, 3/8/34	196,661
200,000	Ford Motor Credit Co. LLC, 6.50%, 2/7/35	196,273
195,000	General Motors Financial Co., Inc., 5.90%, 1/7/35	193,107
125,000	General Motors Financial Co., Inc., 6.10%, 1/7/34	125,507
165,000	General Motors Financial Co., Inc., 6.40%, 1/9/33	170,180
150,000(i)	Mercedes-Benz Finance North America LLC, 5.45%, 4/1/35 (144A)	149,471
120,000	Nissan Motor Acceptance Co. LLC, 2.75%, 3/9/28 (144A)	110,206
	Total Auto Manufacturers	$1,511,393
	Banks — 8.5%
200,000(e)	ABN AMRO Bank NV, 3.324% (5 Year CMT Index + 190 bps), 3/13/37 (144A)	$ 173,887
200,000(e)	Banco Santander S.A., 3.225% (1 Year CMT Index + 160 bps), 11/22/32	172,786
90,000(e)	Bank of America Corp., 5.744% (SOFR + 170 bps), 2/12/36	89,828
65,000(e)	Citizens Financial Group, Inc., 5.718% (SOFR + 191 bps), 7/23/32	66,169
41,000(e)	Citizens Financial Group, Inc., 5.841% (SOFR + 201 bps), 1/23/30	42,114
KZT100,000,000	Development Bank of Kazakhstan JSC, 10.95%, 5/6/26	188,837
25,000	Freedom Mortgage Corp., 6.625%, 1/15/27 (144A)	24,870
5,000	Freedom Mortgage Corp., 12.25%, 10/1/30 (144A)	5,509
200,000(e)	HSBC Holdings Plc, 5.286% (SOFR + 129 bps), 11/19/30	202,072
200,000(e)	Intesa Sanpaolo S.p.A., 7.778% (1 Year CMT Index + 390 bps), 6/20/54 (144A)	222,178
170,000(e)	KeyCorp, 6.401% (SOFR + 242 bps), 3/6/35	179,591
100,000(e)	Morgan Stanley, 5.297% (SOFR + 262 bps), 4/20/37	98,090
20,000(e)	Morgan Stanley, 5.652% (SOFR + 101 bps), 4/13/28	20,414
75,000(e)	Morgan Stanley, 5.942% (5 Year CMT Index + 180 bps), 2/7/39	75,702
20,000(e)	Morgan Stanley, 5.948% (5 Year CMT Index + 243 bps), 1/19/38	20,218
235,000(e)(j)	Nordea Bank Abp, 3.75% (5 Year CMT Index + 260 bps) (144A)	208,497
250,000(e)	Societe Generale S.A., 6.10% (1 Year CMT Index + 160 bps), 4/13/33 (144A)	256,053
55,000(e)	Truist Financial Corp., 7.161% (SOFR + 245 bps), 10/30/29	59,223
200,000(e)	UniCredit S.p.A., 5.459% (5 Year CMT Index + 475 bps), 6/30/35 (144A)	196,515
200,000(e)	UniCredit S.p.A., 7.296% (5 Year USD Swap Rate + 491 bps), 4/2/34 (144A)	211,056
	Total Banks	$2,513,609
	Beverages — 0.8%
225,000	PepsiCo, Inc., 4.80%, 7/17/34	$ 224,679
	Total Beverages	$224,679
	Building Materials — 0.2%
25,000	Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC, 6.75%, 4/1/32 (144A)	$ 24,778
15,000	Quikrete Holdings, Inc., 6.375%, 3/1/32 (144A)	15,095
10,000	Quikrete Holdings, Inc., 6.75%, 3/1/33 (144A)	9,955
	Total Building Materials	$49,828

Victory Pioneer Strategic Income VCT Portfolio	Victory Variable Insurance Funds II

Principal Amount USD ($)		Value
	Chemicals — 0.7%
115,000	Celanese US Holdings LLC, 6.95%, 11/15/33	$ 120,183
93,000	Methanex US Operations, Inc., 6.25%, 3/15/32 (144A)	90,586
	Total Chemicals	$210,769
	Commercial Services — 1.1%
35,000	Allied Universal Holdco LLC, 7.875%, 2/15/31 (144A)	$ 35,446
115,000	Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 8.00%, 2/15/31 (144A)	112,260
25,000	Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 8.25%, 1/15/30 (144A)	24,384
43,000	Champions Financing, Inc., 8.75%, 2/15/29 (144A)	38,486
60,000	Element Fleet Management Corp., 5.643%, 3/13/27 (144A)	60,990
39,000	Garda World Security Corp., 6.00%, 6/1/29 (144A)	36,566
20,000	Williams Scotsman, Inc., 6.625%, 6/15/29 (144A)	20,234
	Total Commercial Services	$328,366
	Computers — 0.0%†
15,000	Amentum Holdings, Inc., 7.25%, 8/1/32 (144A)	$ 14,755
	Total Computers	$14,755
	Distribution/Wholesale — 0.0%†
10,000	Velocity Vehicle Group LLC, 8.00%, 6/1/29 (144A)	$ 10,257
	Total Distribution/Wholesale	$10,257
	Diversified Financial Services — 3.0%
29,000(e)(j)	Ally Financial, Inc., 4.70% (7 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 348 bps)	$ 24,940
75,000(e)	Ally Financial, Inc., 6.184% (SOFR + 229 bps), 7/26/35	74,520
60,000(e)	Capital One Financial Corp., 2.359% (SOFR + 134 bps), 7/29/32	49,217
70,000(e)	Capital One Financial Corp., 5.884% (SOFR + 199 bps), 7/26/35	70,674
20,000(e)	Capital One Financial Corp., 6.183% (SOFR + 204 bps), 1/30/36	19,954
100,000(e)	Capital One Financial Corp., 6.377% (SOFR + 286 bps), 6/8/34	104,518
5,000	Freedom Mortgage Holdings LLC, 8.375%, 4/1/32 (144A)	4,885
45,000	Freedom Mortgage Holdings LLC, 9.125%, 5/15/31 (144A)	45,284
40,000	Freedom Mortgage Holdings LLC, 9.25%, 2/1/29 (144A)	40,622
150,000	Global Aircraft Leasing Co., Ltd., 8.75%, 9/1/27 (144A)	152,464
50,000	Nationstar Mortgage Holdings, Inc., 6.50%, 8/1/29 (144A)	50,690
130,000	OneMain Finance Corp., 4.00%, 9/15/30	114,524
20,000	OneMain Finance Corp., 7.875%, 3/15/30	20,729
10,000	PennyMac Financial Services, Inc., 7.875%, 12/15/29 (144A)	10,403
10,000	Planet Financial Group LLC, 10.50%, 12/15/29 (144A)	10,036
75,000	Provident Funding Associates LP/PFG Finance Corp., 9.75%, 9/15/29 (144A)	76,758
32,000	United Wholesale Mortgage LLC, 5.50%, 4/15/29 (144A)	30,852
	Total Diversified Financial Services	$901,070
	Electric — 1.0%
75,000(e)	Algonquin Power & Utilities Corp., 4.75% (5 Year CMT Index + 325 bps), 1/18/82	$ 71,437
15,000(d)	Algonquin Power & Utilities Corp., 5.365%, 6/15/26	15,086
8,000	Alpha Generation LLC, 6.75%, 10/15/32 (144A)	8,005
100,000(e)	Sempra, 6.55% (5 Year CMT Index + 214 bps), 4/1/55	95,133
15,000	Vistra Operations Co. LLC, 5.70%, 12/30/34 (144A)	14,922
73,000	Vistra Operations Co. LLC, 6.00%, 4/15/34 (144A)	73,771
19,000	Vistra Operations Co. LLC, 6.95%, 10/15/33 (144A)	20,409
	Total Electric	$298,763

Victory Pioneer Strategic Income VCT Portfolio	Victory Variable Insurance Funds II

Schedule of Investments 3/31/25 (unaudited) (continued)
Principal Amount USD ($)		Value
	Energy-Alternate Sources — 0.1%
34,987	Alta Wind Holdings LLC, 7.00%, 6/30/35 (144A)	$ 33,663
	Total Energy-Alternate Sources	$33,663
	Entertainment — 0.8%
50,000(i)	Mohegan Tribal Gaming Authority/MS Digital Entertainment Holdings LLC, 8.25%, 4/15/30 (144A)	$ 49,138
15,000(i)	Mohegan Tribal Gaming Authority/MS Digital Entertainment Holdings LLC, 11.875%, 4/15/31 (144A)	14,460
200,000	Resorts World Las Vegas LLC/RWLV Capital, Inc., 4.625%, 4/16/29 (144A)	177,676
	Total Entertainment	$241,274
	Food — 0.1%
15,000(h)	Chobani Holdco II LLC, 8.75% (9.50% PIK or 8.75% Cash), 10/1/29 (144A)	$ 16,304
25,000	Fiesta Purchaser, Inc., 9.625%, 9/15/32 (144A)	25,691
	Total Food	$41,995
	Gas — 0.4%
120,000	KeySpan Gas East Corp., 5.994%, 3/6/33 (144A)	$ 122,955
	Total Gas	$122,955
	Healthcare-Products — 0.1%
40,000	Sotera Health Holdings LLC, 7.375%, 6/1/31 (144A)	$ 40,665
	Total Healthcare-Products	$40,665
	Healthcare-Services — 0.9%
EUR100,000	CAB SELAS, 3.375%, 2/1/28 (144A)	$ 101,499
100,000	Prime Healthcare Services, Inc., 9.375%, 9/1/29 (144A)	94,345
75,000	US Acute Care Solutions LLC, 9.75%, 5/15/29 (144A)	74,784
	Total Healthcare-Services	$270,628
	Insurance — 2.2%
105,000	CNO Financial Group, Inc., 6.45%, 6/15/34	$ 109,498
100,000(e)	Farmers Exchange Capital III, 5.454% (3 Month USD LIBOR + 345 bps), 10/15/54 (144A)	90,000
120,000(e)	Farmers Insurance Exchange, 4.747% (3 Month USD LIBOR + 323 bps), 11/1/57 (144A)	97,313
60,000(e)	Farmers Insurance Exchange, 7.00% (10 Year US Treasury Yield Curve Rate T Note Constant Maturity + 386 bps), 10/15/64 (144A)	61,249
85,000	Liberty Mutual Group, Inc., 5.50%, 6/15/52 (144A)	78,788
200,000(e)	Meiji Yasuda Life Insurance Co., 6.10% (5 Year CMT Index + 291 bps), 6/11/55 (144A)	199,297
	Total Insurance	$636,145
	Iron & Steel — 0.3%
30,000	Cleveland-Cliffs, Inc., 7.00%, 3/15/32 (144A)	$ 28,787
60,000	Cleveland-Cliffs, Inc., 7.375%, 5/1/33 (144A)	57,572
	Total Iron & Steel	$86,359
	Leisure Time — 0.4%
EUR100,000	Carnival Corp., 5.75%, 1/15/30 (144A)	$ 114,347
4,000	Carnival Corp., 6.00%, 5/1/29 (144A)	3,972
	Total Leisure Time	$118,319
	Lodging — 0.4%
15,000	Choice Hotels International, Inc., 5.85%, 8/1/34	$ 15,032
30,000	Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc., 5.00%, 6/1/29 (144A)	28,115

Victory Pioneer Strategic Income VCT Portfolio	Victory Variable Insurance Funds II

Principal Amount USD ($)		Value
	Lodging — (continued)
30,000	Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc., 6.625%, 1/15/32 (144A)	$ 29,726
35,000	Hyatt Hotels Corp., 5.75%, 3/30/32	35,188
	Total Lodging	$108,061
	Media — 0.6%
10,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.50%, 6/1/33 (144A)	$ 8,528
125,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.75%, 3/1/30 (144A)	115,930
15,000	CCO Holdings LLC/CCO Holdings Capital Corp., 7.375%, 3/1/31 (144A)	15,240
35,000	Gray Media, Inc., 10.50%, 7/15/29 (144A)	36,465
	Total Media	$176,163
	Mining — 0.8%
115,000	Coeur Mining, Inc., 5.125%, 2/15/29 (144A)	$ 109,097
107,000	IAMGOLD Corp., 5.75%, 10/15/28 (144A)	104,484
20,000	Novelis, Inc., 6.875%, 1/30/30 (144A)	20,283
	Total Mining	$233,864
	Miscellaneous Manufacturing — 0.2%
45,000	Amsted Industries, Inc., 6.375%, 3/15/33 (144A)	$ 44,761
10,000	Axon Enterprise, Inc., 6.125%, 3/15/30 (144A)	10,092
10,000	Axon Enterprise, Inc., 6.25%, 3/15/33 (144A)	10,103
	Total Miscellaneous Manufacturing	$64,956
	Multi-National — 0.5%
TRY8,250,000(g)	European Bank for Reconstruction & Development, 7/11/36	$ 12,342
INR4,700,000	European Bank For Reconstruction & Development, 6.25%, 4/11/28	54,407
INR4,000,000	International Bank for Reconstruction & Development, 6.50%, 4/17/30	46,298
KZT11,000,000	International Bank for Reconstruction & Development, 10.00%, 9/16/26	20,081
	Total Multi-National	$133,128
	Office & Business Equipment — 0.1%
24,000	CDW LLC/CDW Finance Corp., 5.55%, 8/22/34	$ 23,720
	Total Office & Business Equipment	$23,720
	Oil & Gas — 4.4%
150,000	Aker BP ASA, 6.00%, 6/13/33 (144A)	$ 152,964
50,000	APA Corp., 6.75%, 2/15/55 (144A)	48,908
30,000	Baytex Energy Corp., 7.375%, 3/15/32 (144A)	28,855
55,000	Baytex Energy Corp., 8.50%, 4/30/30 (144A)	55,851
290,000(e)(j)	BP Capital Markets Plc, 6.125% (5 Year CMT Index + 192 bps)	285,389
72,000	Energean Israel Finance, Ltd., 5.875%, 3/30/31 (144A)	66,060
75,000	Hilcorp Energy I LP/Hilcorp Finance Co., 6.875%, 5/15/34 (144A)	70,536
222,000	Hilcorp Energy I LP/Hilcorp Finance Co., 7.25%, 2/15/35 (144A)	212,009
40,000	Long Ridge Energy LLC, 8.75%, 2/15/32 (144A)	38,641
35,000	Noble Finance II LLC, 8.00%, 4/15/30 (144A)	34,979
40,000	Petroleos Mexicanos, 6.70%, 2/16/32	35,147
50,000	Transocean, Inc., 8.25%, 5/15/29 (144A)	48,874
10,000	Transocean, Inc., 8.50%, 5/15/31 (144A)	9,717
45,000	Valero Energy Corp., 5.15%, 2/15/30	45,393
31,000	Vermilion Energy, Inc., 6.875%, 5/1/30 (144A)	30,357
45,000	Vista Energy Argentina SAU, 7.625%, 12/10/35 (144A)	43,785

Victory Pioneer Strategic Income VCT Portfolio	Victory Variable Insurance Funds II

Schedule of Investments 3/31/25 (unaudited) (continued)
Principal Amount USD ($)		Value
	Oil & Gas — (continued)
50,000	Wildfire Intermediate Holdings LLC, 7.50%, 10/15/29 (144A)	$ 48,609
45,000	YPF S.A., 6.95%, 7/21/27 (144A)	44,684
	Total Oil & Gas	$1,300,758
	Oil & Gas Services — 0.4%
30,000	Archrock Partners LP/Archrock Partners Finance Corp., 6.625%, 9/1/32 (144A)	$ 30,118
44,000	Enerflex, Ltd., 9.00%, 10/15/27 (144A)	45,027
30,000	USA Compression Partners LP/USA Compression Finance Corp., 7.125%, 3/15/29 (144A)	30,512
	Total Oil & Gas Services	$105,657
	Pharmaceuticals — 0.8%
30,000	Bausch Health Cos., Inc., 6.125%, 2/1/27 (144A)	$ 30,420
31,000+	Par Pharmaceutical, Inc., 7.50%, 4/1/27 (144A)	—
EUR200,000	Teva Pharmaceutical Finance Netherlands II BV, 4.375%, 5/9/30	216,037
150,000+	Tricida, Inc., 5/15/27	—
	Total Pharmaceuticals	$246,457
	Pipelines — 2.1%
40,000	Columbia Pipelines Holding Co. LLC, 5.097%, 10/1/31 (144A)	$ 39,521
30,000	DT Midstream, Inc., 5.80%, 12/15/34 (144A)	30,140
50,000(e)	Enbridge, Inc., 7.20% (5 Year CMT Index + 297 bps), 6/27/54	50,454
50,000(e)	Enbridge, Inc., 7.375% (5 Year CMT Index + 312 bps), 3/15/55	51,332
58,000(e)	Enbridge, Inc., 8.50% (5 Year CMT Index + 443 bps), 1/15/84	63,881
9,000	EnLink Midstream Partners LP, 5.05%, 4/1/45	7,793
105,000	EnLink Midstream Partners LP, 5.45%, 6/1/47	95,134
34,000	EnLink Midstream Partners LP, 5.60%, 4/1/44	31,634
15,000	Hess Midstream Operations LP, 5.875%, 3/1/28 (144A)	15,068
35,000(e)	South Bow Canadian Infrastructure Holdings, Ltd., 7.50% (5 Year CMT Index + 367 bps), 3/1/55 (144A)	35,410
88,000(e)	South Bow Canadian Infrastructure Holdings, Ltd., 7.625% (5 Year CMT Index + 395 bps), 3/1/55 (144A)	89,272
55,000	Summit Midstream Holdings LLC, 8.625%, 10/31/29 (144A)	56,131
50,000	Venture Global LNG, Inc., 8.375%, 6/1/31 (144A)	50,714
15,000	Venture Global LNG, Inc., 9.50%, 2/1/29 (144A)	16,085
	Total Pipelines	$632,569
	Real Estate — 0.2%
50,000	Kennedy-Wilson, Inc., 4.75%, 2/1/30	$ 44,721
	Total Real Estate	$44,721
	REITS — 0.7%
25,000	Americold Realty Operating Partnership LP, 5.409%, 9/12/34	$ 24,410
6,000	Highwoods Realty LP, 2.60%, 2/1/31	5,090
6,000	Highwoods Realty LP, 3.05%, 2/15/30	5,358
155,000	MPT Operating Partnership LP/MPT Finance Corp., 3.50%, 3/15/31	103,321
30,000	Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC, 6.50%, 2/15/29 (144A)	26,946
33,000	Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC, 10.50%, 2/15/28 (144A)	35,056
	Total REITS	$200,181

Victory Pioneer Strategic Income VCT Portfolio	Victory Variable Insurance Funds II

Principal Amount USD ($)		Value
	Retail — 0.5%
120,000	Darden Restaurants, Inc., 6.30%, 10/10/33	$ 127,163
35,000	LCM Investments Holdings II LLC, 4.875%, 5/1/29 (144A)	32,844
	Total Retail	$160,007
	Semiconductors — 0.7%
200,000	Foundry JV Holdco LLC, 5.90%, 1/25/30 (144A)	$ 207,156
	Total Semiconductors	$207,156
	Telecommunications — 0.4%
EUR100,000	Lorca Telecom Bondco S.A., 4.00%, 9/18/27 (144A)	$ 107,922
	Total Telecommunications	$107,922
	Transportation — 0.1%
20,000	Star Leasing Co. LLC, 7.625%, 2/15/30 (144A)	$ 19,222
	Total Transportation	$19,222
	Total Corporate Bonds (Cost $12,087,766)	$11,944,075

Face Amount USD ($)
	Insurance-Linked Securities — 0.0%† of Net Assets#
	Reinsurance Sidecars — 0.0%†
	Multiperil – Worldwide — 0.0%†
20,578(c)(k)+	Lorenz Re 2019, 6/30/25	$ 150
	Total Reinsurance Sidecars	$150
	Total Insurance-Linked Securities (Cost $2,915)	$150

Principal Amount USD ($)
	Foreign Government Bonds — 3.2% of Net Assets
	Argentina — 0.3%
5,850	Argentine Republic Government International Bond, 1.000%, 7/9/29	$ 4,534
145,500(d)	Argentine Republic Government International Bond, 4.125%, 7/9/35	90,912
	Total Argentina	$95,446
	Colombia — 0.7%
200,000	Colombia Government International Bond, 7.750%, 11/7/36	$ 194,164
	Total Colombia	$194,164
	Indonesia — 0.4%
IDR1,784,000,000	Indonesia Treasury Bond, 6.125%, 5/15/28	$ 105,795
	Total Indonesia	$105,795
	Ivory Coast — 0.7%
EUR100,000	Ivory Coast Government International Bond, 4.875%, 1/30/32 (144A)	$ 95,424
EUR100,000	Ivory Coast Government International Bond, 5.875%, 10/17/31 (144A)	101,372
	Total Ivory Coast	$196,796

Victory Pioneer Strategic Income VCT Portfolio	Victory Variable Insurance Funds II

Schedule of Investments 3/31/25 (unaudited) (continued)
Principal Amount USD ($)		Value
	Romania — 0.3%
EUR60,000	Romanian Government International Bond, 5.250%, 5/30/32 (144A)	$ 62,489
EUR40,000	Romanian Government International Bond, 5.625%, 5/30/37 (144A)	39,526
	Total Romania	$102,015
	Serbia — 0.3%
EUR100,000	Serbia International Bond, 2.050%, 9/23/36 (144A)	$ 78,946
	Total Serbia	$78,946
	Supranational — 0.2%
INR5,500,000	International Bank for Reconstruction & Development, 6.850%, 4/24/28	$ 64,728
	Total Supranational	$64,728
	Turkey — 0.2%
TRY2,426,800	Turkiye Government Bond, 30.000%, 9/12/29	$ 56,358
	Total Turkey	$56,358
	Uruguay — 0.1%
UYU1,790,000	Uruguay Government International Bond, 9.750%, 7/20/33	$ 42,855
	Total Uruguay	$42,855
	Total Foreign Government Bonds (Cost $1,046,083)	$937,103

	U.S. Government and Agency Obligations — 27.9% of Net Assets
159,939	Federal Home Loan Mortgage Corp., 1.500%, 3/1/42	$ 131,411
238,457	Federal Home Loan Mortgage Corp., 2.500%, 5/1/51	201,133
5,260	Federal Home Loan Mortgage Corp., 3.000%, 10/1/29	5,138
1,219	Federal Home Loan Mortgage Corp., 3.000%, 11/1/47	1,093
20,859	Federal Home Loan Mortgage Corp., 3.500%, 7/1/46	19,363
71,741	Federal Home Loan Mortgage Corp., 3.500%, 4/1/52	65,233
44,907	Federal Home Loan Mortgage Corp., 3.500%, 4/1/52	40,955
4,207	Federal Home Loan Mortgage Corp., 4.000%, 4/1/47	3,976
7,081	Federal Home Loan Mortgage Corp., 5.000%, 11/1/39	7,152
1,686	Federal Home Loan Mortgage Corp., 5.000%, 3/1/44	1,701
3,377	Federal Home Loan Mortgage Corp., 5.500%, 6/1/41	3,441
77,098	Federal Home Loan Mortgage Corp., 5.500%, 7/1/49	78,223
96,505	Federal Home Loan Mortgage Corp., 6.000%, 8/1/54	98,149
368,938	Federal National Mortgage Association, 1.500%, 3/1/42	303,131
103,355	Federal National Mortgage Association, 2.000%, 12/1/41	88,105
159,656	Federal National Mortgage Association, 2.000%, 4/1/42	135,649
54,191	Federal National Mortgage Association, 2.000%, 11/1/51	43,954
100,000	Federal National Mortgage Association, 2.000%, 4/1/55 (TBA)	79,458
213,187	Federal National Mortgage Association, 2.500%, 5/1/51	180,529
60,549	Federal National Mortgage Association, 2.500%, 5/1/51	51,380
144,019	Federal National Mortgage Association, 2.500%, 11/1/51	122,397
157,840	Federal National Mortgage Association, 2.500%, 1/1/52	132,812
76,420	Federal National Mortgage Association, 2.500%, 2/1/52	64,617
8,323	Federal National Mortgage Association, 3.000%, 10/1/30	8,085
246	Federal National Mortgage Association, 3.000%, 5/1/46	221
643	Federal National Mortgage Association, 3.000%, 10/1/46	574
353	Federal National Mortgage Association, 3.000%, 1/1/47	315
110,361	Federal National Mortgage Association, 3.000%, 1/1/52	97,050
150,050	Federal National Mortgage Association, 3.000%, 3/1/52	132,602

Victory Pioneer Strategic Income VCT Portfolio	Victory Variable Insurance Funds II

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
400,000	Federal National Mortgage Association, 3.000%, 4/1/55 (TBA)	$ 346,625
72,232	Federal National Mortgage Association, 3.500%, 3/1/52	65,694
80,416	Federal National Mortgage Association, 3.500%, 4/1/52	73,013
25,682	Federal National Mortgage Association, 3.500%, 4/1/52	23,423
69,249	Federal National Mortgage Association, 3.500%, 5/1/52	62,970
300,000	Federal National Mortgage Association, 3.500%, 4/1/55 (TBA)	270,540
21,991	Federal National Mortgage Association, 4.000%, 10/1/40	21,162
3,047	Federal National Mortgage Association, 4.000%, 12/1/40	2,933
15,488	Federal National Mortgage Association, 4.000%, 11/1/43	14,782
34,315	Federal National Mortgage Association, 4.000%, 7/1/51	32,287
8,925	Federal National Mortgage Association, 4.000%, 9/1/51	8,397
100,000	Federal National Mortgage Association, 4.000%, 4/1/55 (TBA)	93,171
27,485	Federal National Mortgage Association, 4.500%, 9/1/43	27,149
26,378	Federal National Mortgage Association, 4.500%, 1/1/44	26,049
100,000	Federal National Mortgage Association, 4.500%, 4/1/55 (TBA)	95,647
5,369	Federal National Mortgage Association, 5.000%, 4/1/30	5,426
7,776	Federal National Mortgage Association, 5.000%, 1/1/39	7,810
1,714	Federal National Mortgage Association, 5.000%, 12/1/44	1,729
200,000	Federal National Mortgage Association, 5.000%, 4/1/55 (TBA)	196,010
77,461	Federal National Mortgage Association, 5.500%, 4/1/50	78,576
79,419	Federal National Mortgage Association, 5.500%, 4/1/53	79,965
32,028	Federal National Mortgage Association, 5.500%, 9/1/53	32,014
45	Federal National Mortgage Association, 6.000%, 3/1/32	46
83,608	Federal National Mortgage Association, 6.000%, 5/1/53	86,426
62,023	Federal National Mortgage Association, 6.000%, 7/1/53	63,308
85,493	Federal National Mortgage Association, 6.000%, 9/1/53	86,977
98,933	Federal National Mortgage Association, 6.000%, 3/1/54	100,908
100,000	Federal National Mortgage Association, 6.000%, 4/1/55 (TBA)	101,564
39,512	Federal National Mortgage Association, 6.500%, 8/1/53	41,069
82,707	Federal National Mortgage Association, 6.500%, 9/1/53	86,555
32,644	Federal National Mortgage Association, 6.500%, 8/1/54	33,893
33,788	Federal National Mortgage Association, 6.500%, 9/1/54	35,044
29,585	Federal National Mortgage Association, 6.500%, 9/1/54	30,794
600,000	Federal National Mortgage Association, 6.500%, 4/15/55 (TBA)	618,672
200,000	Government National Mortgage Association, 2.000%, 4/20/55 (TBA)	163,540
200,000	Government National Mortgage Association, 2.500%, 4/20/55 (TBA)	170,568
100,000	Government National Mortgage Association, 3.000%, 4/20/55 (TBA)	88,563
100,000	Government National Mortgage Association, 5.000%, 4/15/55 (TBA)	98,354
100,000	Government National Mortgage Association, 5.500%, 4/15/55 (TBA)	100,205
100,000	Government National Mortgage Association, 6.000%, 4/15/55 (TBA)	101,489
100,000	Government National Mortgage Association, 6.500%, 4/15/55 (TBA)	102,365
2,770	Government National Mortgage Association I, 3.500%, 10/15/42	2,598
55,747	Government National Mortgage Association I, 4.000%, 4/15/42	53,472
41,978	Government National Mortgage Association I, 4.000%, 8/15/43	40,734
3,111	Government National Mortgage Association I, 4.000%, 3/15/44	2,985
6,645	Government National Mortgage Association I, 4.000%, 9/15/44	6,372
6,017	Government National Mortgage Association I, 4.000%, 4/15/45	5,769
10,185	Government National Mortgage Association I, 4.000%, 6/15/45	9,759
1,131	Government National Mortgage Association I, 4.500%, 9/15/33	1,117

Victory Pioneer Strategic Income VCT Portfolio	Victory Variable Insurance Funds II

Schedule of Investments 3/31/25 (unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
2,230	Government National Mortgage Association I, 4.500%, 4/15/35	$ 2,203
7,112	Government National Mortgage Association I, 4.500%, 1/15/40	6,924
29,847	Government National Mortgage Association I, 4.500%, 3/15/40	29,201
4,861	Government National Mortgage Association I, 4.500%, 9/15/40	4,788
6,179	Government National Mortgage Association I, 4.500%, 7/15/41	6,040
1,444	Government National Mortgage Association I, 5.000%, 4/15/35	1,447
1,231	Government National Mortgage Association I, 5.500%, 1/15/34	1,262
1,983	Government National Mortgage Association I, 5.500%, 4/15/34	2,039
555	Government National Mortgage Association I, 5.500%, 7/15/34	566
3,163	Government National Mortgage Association I, 5.500%, 6/15/35	3,252
210	Government National Mortgage Association I, 6.000%, 2/15/33	215
352	Government National Mortgage Association I, 6.000%, 3/15/33	367
296	Government National Mortgage Association I, 6.000%, 3/15/33	297
437	Government National Mortgage Association I, 6.000%, 6/15/33	459
429	Government National Mortgage Association I, 6.000%, 7/15/33	449
244	Government National Mortgage Association I, 6.000%, 7/15/33	245
311	Government National Mortgage Association I, 6.000%, 9/15/33	314
404	Government National Mortgage Association I, 6.000%, 10/15/33	421
569	Government National Mortgage Association I, 6.500%, 1/15/30	579
76	Government National Mortgage Association I, 6.500%, 2/15/32	78
71	Government National Mortgage Association I, 6.500%, 3/15/32	74
164	Government National Mortgage Association I, 6.500%, 11/15/32	169
3,803	Government National Mortgage Association II, 3.500%, 4/20/45	3,514
5,925	Government National Mortgage Association II, 3.500%, 4/20/45	5,482
6,459	Government National Mortgage Association II, 3.500%, 3/20/46	5,992
796,987	Government National Mortgage Association II, 3.500%, 12/20/54	730,769
10,371	Government National Mortgage Association II, 4.000%, 9/20/44	9,921
13,414	Government National Mortgage Association II, 4.000%, 10/20/46	12,783
12,099	Government National Mortgage Association II, 4.000%, 1/20/47	11,496
7,897	Government National Mortgage Association II, 4.000%, 2/20/48	7,431
10,641	Government National Mortgage Association II, 4.000%, 4/20/48	10,013
3,613	Government National Mortgage Association II, 4.500%, 9/20/41	3,552
9,984	Government National Mortgage Association II, 4.500%, 9/20/44	9,730
4,184	Government National Mortgage Association II, 4.500%, 10/20/44	4,099
8,483	Government National Mortgage Association II, 4.500%, 11/20/44	8,310
967	Government National Mortgage Association II, 5.500%, 3/20/34	992
1,572	Government National Mortgage Association II, 6.000%, 11/20/33	1,624
324,200	U.S. Treasury Bonds, 2.250%, 2/15/52	204,525
215,700	U.S. Treasury Bonds, 4.375%, 8/15/43	210,206
600,000	U.S. Treasury Notes, 4.000%, 2/28/30	601,359
450,000	U.S. Treasury Notes, 4.250%, 1/31/30	455,766
	Total U.S. Government and Agency Obligations (Cost $8,402,071)	$8,255,318

	SHORT TERM INVESTMENTS — 10.4% of Net Assets
	Foreign Treasury Obligations — 0.4%
EGP6,825,000(g)(l)	Egypt Treasury Bills, 25.951%, 6/3/25	$ 129,370
		$129,370

Victory Pioneer Strategic Income VCT Portfolio	Victory Variable Insurance Funds II

Shares		Value
	Open-End Fund — 10.0%
2,941,947(m)	Dreyfus Government Cash Management, Institutional Shares, 4.23%	$ 2,941,947
		$2,941,947
	TOTAL SHORT TERM INVESTMENTS (Cost $3,080,214)	$3,071,317
	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 102.3% (Cost $31,284,331)	$30,252,429
		Net Realized Gain (Loss) for the period ended 3/31/25	Change in Unrealized Appreciation (Depreciation) for the period ended 3/31/25	Capital Gain Distributions for the period ended 3/31/25	Dividend Income for the period ended 3/31/25	Value
	Affiliated Issuer — 3.9%
	Closed-End Fund — 3.9% of Net Assets
130,386(n)	Pioneer ILS Interval Fund	$—	$(2,608)	$—	$—	$ 1,161,733
	Total Investments in Affiliated Issuer — 3.9% (Cost $1,281,387)					$1,161,733
Principal Amount USD ($)
	TBA Sales Commitments — (2.5)% of Net Assets
	U.S. Government and Agency Obligations — (2.5)%
(700,000)	Government National Mortgage Association, 3.500%, 4/20/55 (TBA)	$ (640,449)
(100,000)	Government National Mortgage Association, 4.000%, 4/20/55 (TBA)	(93,604)
	TOTAL TBA SALES COMMITMENTS (Proceeds $727,680)	$(734,053)

	OTHER ASSETS AND LIABILITIES — (3.7)%	$(1,095,093)
	net assets — 100.0%	$29,585,016

(TBA)	“To Be Announced” Securities.
bps	Basis Points.
CMT	Constant Maturity Treasury.
FREMF	Freddie Mac Multifamily Fixed-Rate Mortgage Loans.
LIBOR	London Interbank Offered Rate.
REMICs	Real Estate Mortgage Investment Conduits.
SOFR	Secured Overnight Financing Rate.
SOFR30A	Secured Overnight Financing Rate 30 Day Average.
(144A)	The resale of such security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers. At March 31, 2025, the value of these securities amounted to $12,328,736, or 41.7% of net assets.
(a)	Floating rate note. Coupon rate, reference index and spread shown at March 31, 2025.
(b)	All or a portion of this senior loan position has not settled. Rates do not take effect until settlement date. Rates shown, if any, are for the settled portion.
(c)	Non-income producing security.
(d)	Debt obligation initially issued at one coupon which converts to a higher coupon at a speciﬁc date. The rate shown is the rate at March 31, 2025.
(e)	The interest rate is subject to change periodically. The interest rate and/or reference index and spread shown at March 31, 2025.
(f)	Security represents the interest-only portion payments on a pool of underlying mortgages or mortgage-backed securities.
(g)	Security issued with a zero coupon. Income is recognized through accretion of discount.
(h)	Payment-in-kind (PIK) security which may pay interest in the form of additional principal amount.

Victory Pioneer Strategic Income VCT Portfolio	Victory Variable Insurance Funds II

Schedule of Investments 3/31/25 (unaudited) (continued)
(i)	Securities purchased on a when-issued basis. Rates do not take effect until settlement date.
(j)	Security is perpetual in nature and has no stated maturity date.
(k)	Issued as preference shares.
(l)	Rate shown represents yield-to-maturity.
(m)	Rate periodically changes. Rate disclosed is the 7-day yield at March 31, 2025.
(n)	Pioneer ILS Interval Fund is an affiliated closed-end fund managed by Amundi Asset Management US, Inc. (the “Adviser”).
*	Senior secured ﬂoating rate loan interests in which the Portfolio invests generally pay interest at rates that are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as SOFR, (ii) the prime rate offered by one or more major United States banks, (iii) the rate of a certiﬁcate of deposit or (iv) other base lending rates used by commercial lenders. The interest rate shown is the rate accruing at March 31, 2025.
+	Security is valued using significant unobservable inputs (Level 3).
†	Amount rounds to less than 0.1%.
#	Securities are restricted as to resale.
Restricted Securities	Acquisition date	Cost	Value
Lorenz Re 2019	7/10/2019	$ 2,915	$ 150
% of Net assets			0.0%†
†	Amount rounds to less than 0.1%.
FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased	In Exchange for	Currency Sold	Deliver	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	69,095	CAD	100,000	Bank of America NA	4/10/25	$(429)
USD	113,534	KZT	61,700,000	Bank of America NA	4/24/25	(8,097)
USD	110,850	EUR	106,000	Bank of America NA	5/22/25	(4,097)
USD	35,787	MXN	725,840	Bank of America NA	6/27/25	728
AUD	597,000	USD	371,406	Citibank NA	4/30/25	1,720
CLP	150,000,000	USD	163,513	Citibank NA	6/25/25	(5,646)
USD	760,533	EUR	695,000	Citibank NA	6/26/25	5,341
BRL	1,270,000	USD	214,358	Goldman Sachs & Co.	5/2/25	6,896
EUR	85,000	USD	93,541	Goldman Sachs & Co.	6/26/25	(1,179)
TRY	4,600,000	USD	96,985	Goldman Sachs & Co.	1/9/26	(6,234)
ZAR	2,750,000	USD	149,986	Goldman Sachs & Co.	4/7/25	(80)
EUR	364,000	USD	380,765	HSBC Bank USA NA	4/30/25	13,465
NGN	227,050,000	USD	143,340	JPMorgan Chase Bank NA	6/25/25	(333)
TRY	630,000	USD	13,263	JPMorgan Chase Bank NA	1/9/26	(834)
USD	166,657	INR	14,530,000	JPMorgan Chase Bank NA	6/25/25	(2,288)
USD	108,039	IDR	1,794,500,000	Morgan Stanley & Co., LLC	6/25/25	764
TOTAL FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS						$(303)
FUTURES CONTRACTS
FIXED INCOME INDEX FUTURES CONTRACTS
Number of Contracts Long	Description	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
3	U.S. 2 Year Note (CBT)	6/30/25	$621,586	$621,515	$(71)
71	U.S. 5 Year Note (CBT)	6/30/25	7,596,664	7,679,094	82,430
15	U.S. 10 Year Note (CBT)	6/18/25	1,654,429	1,668,281	13,852
8	U.S. 10 Year Ultra Bond (CBT)	6/18/25	906,677	913,000	6,323
2	U.S. Ultra Bond (CBT)	6/18/25	242,224	244,500	2,276
			$11,021,580	$11,126,390	$104,810
Number of Contracts Short	Description	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation
6	Euro-Bund	6/6/25	$(858,000)	$(835,823)	$22,177
TOTAL FUTURES CONTRACTS			$10,163,580	$10,290,567	$126,987
CBT	Chicago Board of Trade.

Victory Pioneer Strategic Income VCT Portfolio	Victory Variable Insurance Funds II

SWAP CONTRACTS
CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS – BUY PROTECTION
Notional Amount ($)(1)	Reference Obligation/Index	Pay/ Receive(2)	Annual Fixed Rate	Expiration Date	Premiums (Received)	Unrealized (Depreciation)	Market Value
21,356	Darden Restaurants, Inc.	Pay	1.00%	6/20/29	$(405)	$(125)	$(530)
1,450,000	Markit CDX North America High Yield Index Series 44	Pay	5.00%	6/20/30	(72,457)	(4,929)	(77,386)
TOTAL CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS – BUY PROTECTION					$(72,862)	$(5,054)	$(77,916)

(1)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay upon occurrence of a credit event.
(2)	Pays quarterly.
Principal amounts are denominated in U.S. dollars (“USD”) unless otherwise noted.
AUD — Australia Dollar
BRL — Brazil Real
CAD — Canada Dollar
CLP — Chile Peso
EGP — Egypt Pound
EUR — Euro
IDR — Indonesian Rupiah
INR — Indian Rupee
KZT — Kazakhstan Tenge
MXN — Mexican Peso
NGN — Nigeria Naira
TRY — Turkish Lira
USD — United States Dollar
UYU — Uruguay Peso
ZAR — South Africa Rand

Victory Pioneer Strategic Income VCT Portfolio	Victory Variable Insurance Funds II

Schedule of Investments 3/31/25 (unaudited) (continued)
Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3	–	significant unobservable inputs (including the Adviser’s own assumptions in determining fair value of investments).
The following is a summary of the inputs used as of March 31, 2025 in valuing the Portfolio’s investments:
	Level 1	Level 2	Level 3	Total
Senior Secured Floating Rate Loan Interests	$—	$343,463	$—	$343,463
Common Stocks
Household Durables	1	—	—	1
Paper & Forest Products	—	—	0*	0*
Passenger Airlines	—	30,508	—	30,508
Asset Backed Securities	—	1,059,854	—	1,059,854
Collateralized Mortgage Obligations	—	2,546,637	—	2,546,637
Commercial Mortgage-Backed Securities	—	1,952,627	—	1,952,627
Convertible Corporate Bonds	—	111,376	—	111,376
Corporate Bonds
Pharmaceuticals	—	246,457	0*	246,457
All Other Corporate Bonds	—	11,697,618	—	11,697,618
Insurance-Linked Securities
Reinsurance Sidecars	—	—	150	150
Foreign Government Bonds	—	937,103	—	937,103
U.S. Government and Agency Obligations	—	8,255,318	—	8,255,318
Foreign Treasury Obligations	—	129,370	—	129,370
Open-End Fund	2,941,947	—	—	2,941,947
Affiliated Closed-End Fund	1,161,733	—	—	1,161,733
Total Investments in Securities	$4,103,681	$27,310,331	$150	$31,414,162
Liabilities
TBA Sales Commitments	$—	$(734,053)	$—	$(734,053)
Total Liabilities	$—	$(734,053)	$—	$(734,053)
Other Financial Instruments
Net unrealized depreciation on forward foreign currency exchange contracts	$—	$(303)	$—	$(303)
Net unrealized appreciation on futures contracts	126,987	—	—	126,987
Centrally cleared swap contracts^	—	(5,054)	—	(5,054)
Total Other Financial Instruments	$126,987	$(5,357)	$—	$121,630
*	Securities valued at $0.
^	Reflects the unrealized appreciation (depreciation) of the instruments.
During the period ended March 31, 2025, there were no significant transfers in or out of Level 3.